UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22437
Guggenheim Build America Bonds Managed Duration Trust
(Exact name of registrant as specified in charter)
2455 Corporate West Drive Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Kevin M. Robinson 2455 Corporate West Drive Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: May 31
Date of reporting period: December 31, 2011 – February 29, 2012

Item 1.                      Schedule of Investments.
                  Attached hereto.

GBAB Guggenheim Build America Bonds Managed Duration Trust
Portfolio of Investments
February 29, 2012 (unaudited)

Principal					Optional
Amount	Description	Rating *	Coupon	Maturity	Call Provisions**	Value
	Long-Term Investments - 129.6%
	Municipal Bonds - 108.3%
	Alabama - 2.9%
3,000,000	Alabama State University, General Tuition and Fee Revenue Bonds, Taxable Direct-Pay Build America Bonds, (Assured GTY)(a)(i)	AA-	7.10%	09/01/2035	09/01/20 @ 100	$ 3,410,670
5,000,000	Alabama State University, General Tuition and Fee Revenue Bonds, Taxable Direct-Pay Build America Bonds, (Assured GTY)(a) (i)	AA-	7.20%	09/01/2038	09/01/20 @ 100	5,711,150
2,000,000	Alabama State University, General Tuition and Fee Revenue Bonds, Taxable Direct-Pay Build America Bonds, (Assured GTY)(a)(i)	AA-	7.25%	09/01/2040	09/01/20 @ 100	2,288,320
						11,410,140

	California - 19.9%
500,000	Alhambra Unified School District, Elementary Schools Improvement District, Los Angeles County, California, Election of 2008 General Obligation Bonds, Federally Taxable, Series B-1	A+	6.70%	02/01/2026	N/A	583,920
10,000,000	California, General Obligation Bonds, Various Purpose, Taxable Build America Bonds(a)	A-	7.70%	11/01/2030	11/01/20 @ 100	11,790,200
3,000,000	Culver City Redevelopment Agency, California, Taxable Tax Allocation Bonds, Culver City Redevelopment Project, Series 2011B	A	8.00%	11/01/2020	N/A	3,247,050
340,000	Cypress Elementary School District (Orange County, California), General Obligation Bonds, Direct Pay Qualified School Construction Bonds, 2008 Election, Series B-2(i)	A+	6.05%	08/01/2021	N/A	375,914
660,000	Cypress Elementary School District (Orange County, California), General Obligation Bonds, Direct Pay Qualified School Construction Bonds, 2008 Election, Series B-2(i)	A+	6.65%	08/01/2025	N/A	741,437
7,500,000	Long Beach Unified School District, California, Qualified School Construction Bonds, Federally Taxable, Election of 2008, General Obligation Bonds, Series B-1	AA-	5.91%	08/01/2025	N/A	8,657,625
10,000,000	Los Angeles, California, Department of Water & Power Revenue, Taxable Build America Bonds(a)	AA-	7.00%	07/01/2041	07/01/21 @ 100	11,733,900
10,000,000	Los Angeles, California, Department of Water & Power Revenue, Taxable Build America Bonds(a)	AA	7.00%	07/01/2041	07/01/20 @ 100	11,657,700
5,000,000	Metropolitan Water District, Southern California, Water Revenue Bonds, 2010 Authorization, Taxable Build America Bonds, Series A(a)	AAA	6.95%	07/01/2040	07/01/20 @ 100	5,885,500
1,025,000	Monrovia Unified School District, Los Angeles County, California, Election of 2006 General Obligation Bonds, Build America Bonds, Federally Taxable, Series C-1(a)(i)	A+	7.25%	08/01/2028	N/A	1,166,911
1,000,000	Placentia-Yorba Linda Unified School District (Orange County, California), General Obligation Bonds, Federally Taxable Direct-Pay Qualified School Construction Bonds, Election of 2008, Series E(a)	AA-	5.40%	02/01/2026	N/A	1,078,330
5,000,000	Riverside Community College District, Riverside County, California, Election of 2004 General Obligation Bonds, Taxable Build America Bonds, Series 2010 D-1(a)	AA	7.02%	08/01/2040	08/01/20 @ 100	5,681,250
2,245,000	Santa Ana Unified School District, California, General Obligation Bonds, Federal Taxable Build America Bonds(a)	Aa2	6.80%	08/01/2030	N/A	2,764,067
7,755,000	Santa Ana Unified School District, California, General Obligation Bonds, Federal Taxable Build America Bonds(a)	Aa2	7.10%	08/01/2040	N/A	10,042,803
3,330,000	Sonoma Valley Unified School District, General Obligation, Federally Taxable Bonds	AA-	7.12%	08/01/2028	08/01/20 @ 100	3,625,504
						79,032,111

	Colorado - 3.0%
7,500,000	Colorado, Building Excellent Schools Today, Certificates of Participation, Taxable Build America Bonds, Series 2010E(a)	AA-	7.02%	03/15/2031	03/15/21 @ 100	8,843,625
2,500,000	Colorado, Building Excellent Schools Today, Certificates of Participation, Taxable Qualified School Construction, Series 2010-D	AA-	6.82%	03/15/2028	N/A	3,203,925
						12,047,550

	Florida - 4.2%
10,000,000	Miami-Dade County, Florida, Transit Sales Surtax Revenue, Taxable Build America Bonds, Series B(a)(i)	AA	6.91%	07/01/2039	07/01/19 @ 100	11,161,200
5,000,000	Orlando, Florida, Community Redevelopment Agency, Taxable Tax Increment Revenue Build America Bonds, Series 2010B(a) (i)	A	7.78%	09/01/2040	09/01/20 @ 100	5,674,150
						16,835,350

	Georgia - 1.3%
5,000,000	Georgia Municipal Association, Inc., Certificates of Participation, DeKalb County Public Schools Project, (AGM)	AA-	5.21%	12/01/2022	N/A	5,289,950

	Illinois - 13.1%
5,000,000	Chicago, Illinois, Board of Education, Unlimited Tax General Obligation Bonds, Dedicated Revenues, Taxable Build America Bonds, Series 2010D (a)	AA-	6.52%	12/01/2040	N/A	5,875,850
5,100,000	Chicago, Illinois, Second Lien Wastewater Transmission Revenue Project Bonds, Taxable Build America Bonds, Series 2010B(a)	A+	6.90%	01/01/2040	N/A	6,536,007
2,990,000	Chicago, Illinois, Second Lien Water Revenue Bonds, Taxable Build America Bonds, Series 2010B(a)	AA-	6.74%	11/01/2040	N/A	3,906,435
5,000,000	Illinois, General Obligation Bonds, Taxable Build America Bonds, Series 2010-5(a)	A+	7.35%	07/01/2035	N/A	5,891,500
7,140,000	Northern Illinois Municipal Power Agency, Power Project Taxable Revenue Bonds, Prairie State Project Build America Bonds(a)	A2	7.62%	01/01/2030	N/A	8,935,281
2,860,000	Northern Illinois Municipal Power Agency, Power Project Taxable Revenue Bonds, Prairie State Project Build America Bonds(a)	A2	7.82%	01/01/2040	N/A	3,927,667
4,500,000	Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Build America Program, Taxable, Series 2010, (AGM)(a)(i)	Aa3	7.95%	04/01/2035	04/01/20 @ 100	5,324,535
5,000,000	Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Build America Program, Taxable, Series 2010, (AGM)(a)	Aa3	8.15%	04/01/2041	04/01/20 @ 100	5,952,400
3,000,000	Southwestern Illinois, Development Authority, Taxable Local Government, Program Revenue Bonds, Flood Prevention District Council Project, Recovery Zone Economic Development Bonds, Series 2010C(i)	AA	7.23%	10/15/2035	04/15/20 @ 100	3,363,990
2,000,000	Southwestern Illinois, Development Authority, Taxable Local Government, Program Revenue Bonds, Flood Prevention District Project, Build America Bonds, Series 2010-B(a)(i)	AA	7.03%	04/15/2032	04/15/20 @ 100	2,140,520
						51,854,185

	Indiana - 5.4%
8,690,000	Evansville-Vanderburgh Independent School Building Corporation, Unlimited Taxable Ad Valorem Property Tax First Mortgage Bonds, Series 2010E(a)	AA+	6.50%	01/15/2030	07/15/20 @ 100	10,051,202
10,000,000	Noblesville Multi-School Building Corporation, Hamilton County, Indiana, Taxable Unlimited Ad Valorem Property Tax First Mortgage Bonds, Build America Bonds, Series 2010(a) (i)	AA+	6.50%	07/15/2030	01/15/21 @ 100	11,508,600
						21,559,802

	Louisiana - 2.5%
8,000,000	Orleans Parish, School Board of the Parish of Orleans, Lousiana, (AGM)	AA-	4.40%	02/01/2021	N/A	8,627,600
1,055,000	Tangipahoa Parish Hospital Service District No. 1, Louisiana, Taxable Hospital Revenue Bonds, North Oaks Health System Project, Build America Bonds, Series 2009A, (Assured GTY)(a)	AA-	7.20%	02/01/2042	02/01/20 @ 100	1,130,580
						9,758,180

	Michigan - 4.4%
415,000	Comstock Park Public Schools, Kent County, Michigan, 2011 School Building and Site Bonds, General Obligation - Unlimited Tax, Federally Taxable - Qualified School Construction Bonds - Direct Payment, Series A	AA-	6.30%	05/01/2026	05/01/21 @ 100	454,118
690,000	Detroit, Michigan, School District, Build America Bonds(a)(i)	AA-	7.75%	05/01/2039	N/A	875,582
5,000,000	Detroit, Michigan, School District, School Building and Site Bonds, Unlimited Tax General Obligation Bonds, Taxable Build America Bonds, Series, Series 2010B(a)(i)	AA-	6.85%	05/01/2040	05/01/20 @ 100	5,270,400
1,640,000	Detroit, Michigan, School District, School Building and Site Bonds, Unlimited Tax General Obligation Bonds, Taxable Qualified School Construction Bonds, Series 2010A(i)	AA-	6.65%	05/01/2029	N/A	1,789,404
3,000,000	Fraser Public School District, Macomb County, Michigan, General Obligation Federally Taxable School Construction Bonds, 2011 School Building and Site Bonds, Series B	AA-	6.05%	05/01/2026	05/01/21 @ 100	3,278,970
1,000,000	Oakridge, Michigan, Public Schools, Unlimited Tax General Obligation Bonds(i)	AA-	6.75%	05/01/2026	05/01/20 @ 100	1,090,460
2,500,000	Whitehall District Schools, Muskegon County, Michigan, 2010 School Building and Site Bonds, General Obligation, Unlimited Tax Bonds, Taxable Qualified School Construction Bonds, Series A	AA-	6.10%	05/01/2026	05/01/20 @ 100	2,697,000
2,000,000	Whitehall District Schools, Muskegon County, Michigan, 2010 School Building and Site Bonds, General Obligation, Unlimited Tax Bonds, Taxable Qualified School Construction Bonds, Series A	AA-	6.50%	05/01/2029	05/01/20 @ 100	2,159,200
						17,615,134

	Minnesota - 0.9%
1,660,000	St. Paul Housing & Redevelopment Authority, Federally Taxable Revenue Bonds	AA	7.25%	02/01/2035	02/01/21 @ 100	1,827,444
1,540,000	St. Paul Housing & Redevelopment Authority, Federally Taxable Revenue Bonds	AA	7.50%	02/01/2040	02/01/21 @ 100	1,692,568
						3,520,012

	Mississippi - 1.9%
5,000,000	Medical Center Educational Building Corporation, Taxable Build America Bonds, University of Mississippi Medical Center Facilities Expansion and Renovation Project, Series 2010A(a)(i)	AA-	6.84%	06/01/2035	06/01/20 @ 100	5,493,250
1,000,000	Mississippi, Hospital Equipment and Facilities Authority, Taxable Build America Revenue Bonds, Forrest County General Hospital Project, Series 2010(a) (i)	A2	7.27%	01/01/2032	01/01/20 @ 100	1,069,190
905,000	Mississippi, Hospital Equipment and Facilities Authority, Taxable Build America Revenue Bonds, Forrest County General Hospital Project, Series 2010(a) (i)	A2	7.39%	01/01/2040	01/01/20 @ 100	960,078
						7,522,518

	Nevada - 2.7%
1,425,000	Clark County, Nevada, Airport Revenue Bonds, Build America Bonds, Series B(a)	AA-	6.88%	07/01/2042	07/01/19 @ 100	1,606,588
1,200,000	Las Vegas Valley Water District, Nevada, Limited Tax General Obligation Water Bonds, Taxable Build America Bonds, Series 2009A(a)	AA+	7.10%	06/01/2039	06/01/19 @ 100	1,373,676
1,500,000	Nevada System of Higher Education University, Revenue Bonds, Build America Bonds(a)	AA-	7.60%	07/01/2030	07/01/20 @ 100	1,770,165
5,050,000	Nevada System of Higher Education University, Revenue Bonds, Build America Bonds(a)	AA-	7.90%	07/01/2040	07/01/20 @ 100	6,008,742
						10,759,171

	New Jersey - 6.3%
8,000,000	Camden County Improvement Authority, Camden County, New Jersey, Lease Revenue Bonds, Cooper Medical School of Rowan University Project, Series 2010A(a)(i)	A+	7.75%	07/01/2034	07/01/20 @ 100	9,007,760
2,000,000	Camden County Improvement Authority, Camden County, New Jersey, Lease Revenue Bonds, Cooper Medical School of Rowan University Project, Series 2010A(a)(i)	A+	7.85%	07/01/2035	07/01/20 @ 100	2,260,760
10,000,000	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Federally Taxable Issuer Subsidy, Build America Bonds, Series 2010A(a)	A+	7.10%	01/01/2041	N/A	13,910,000
						25,178,520

	New York - 6.0%
5,000,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Taxable Build America Bonds, Series 2010E(a)	A	7.13%	11/15/2030	11/15/20 @ 100	5,882,300
5,000,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Taxable Build America Bonds, Series 2010B-1(a)	A	6.55%	11/15/2031	N/A	6,182,150
10,000,000	Westchester County Health Care Corporation, Revenue Bonds, Taxable Build America Bonds, Series 2010(a) (i)	BBB	8.57%	11/01/2040	N/A	11,785,400
						23,849,850

	Ohio - 5.3%
5,000,000	American Municipal Power, Inc., Combined Hydroelectric Projects Revenue Bonds, New Clean Renewable Energy Bonds, Series 2010C(i)	A	7.33%	02/15/2028	N/A	6,302,150
1,950,000	Cuyahoga County, Ohio, Hospital Revenue Bonds, The Metrohealth System, Build America Bonds, Taxable, Series 2009B(a)(i)	A-	8.22%	02/15/2040	N/A	2,346,494
2,500,000	Madison Local School District, Richland County, Ohio, School Improvement, Taxable Build America Bonds, Series 2010A(a)	AA	6.90%	12/01/2034	12/01/20 @ 100	2,703,225
2,500,000	Madison Local School District, Richland County, Ohio, School Improvement, Taxable Build America Bonds, Series 2010A(a)	AA	7.15%	12/01/2039	12/01/20 @ 100	2,697,550
2,500,000	Madison Local School District, Richland County, Ohio, School Improvement, Taxable Build America Bonds, Series 2010A(a)	AA	7.30%	12/01/2043	12/01/20 @ 100	2,696,300
2,500,000	Madison Local School District, Richland County, Ohio, School Improvement, Taxable Qualified School Construction Bonds, Series 2010B	AA	6.65%	12/01/2029	12/01/20 @ 100	2,844,850
1,230,000	Toronto City School District, Ohio, Qualified School Construction Bonds General Obligation Bonds(i)	AA	7.00%	12/01/2028	12/01/20 @ 100	1,352,594
						20,943,163

	Pennsylvania - 4.3%
4,865,000	Lebanon, Pennsylvania, Sewer Revenue Bonds, Taxable Build America Bonds, Series B of 2010(a)	A+	7.14%	12/15/2035	06/15/20 @ 100	5,381,031
7,500,000	Pittsburgh, Pennsylvania, School District, Taxable Qualified School Construction Bonds, Series D	A	6.85%	09/01/2029	N/A	8,835,675
2,500,000	School District of Philadelphia, Pennsylvania, General Obligation Bonds, Series 2011A, Qualified School Construction Bonds - Federally Taxable- Direct Subsidy)	A+	6.00%	09/01/2030	N/A	2,645,950
						16,862,656

	South Carolina - 1.5%
5,000,000	Horry County, South Carolina, Taxable Airport Revenue Bonds, Recovery Zone Economic Development Bonds, Series 2010B(a)(i)	A-	7.33%	07/01/2040	N/A	5,736,900

	South Dakota - 1.0%
3,490,000	Pierre, South Dakota, Taxable Electric Revenue Bonds, Recovery Zone Economic Development Bonds, Series 2010C(a)(i)	A2	7.50%	12/15/2040	12/15/19 @ 100	3,862,453

	Texas - 5.8%
10,000,000	Dallas, Texas, Convention Center Hotel Development Corporation, Hotel Revenue Bonds, Taxable Build America Bonds, Series 2009B(a)(i)	A+	7.09%	01/01/2042	N/A	11,697,100
10,000,000	El Paso, Texas, Combination Tax and Revenue Certification of Obligation, Taxable Build America Bonds, Series 2010B(a)	AA	6.70%	08/15/2036	08/15/20 @ 100	11,355,500
						23,052,600

	Vermont - 2.7%
2,155,000	Vermont State Colleges, Revenue Bonds, Taxable Build America Bonds, Series 2010B(a)(i)	A+	6.10%	07/01/2025	07/01/20 @ 100	2,318,651
7,500,000	Vermont State Colleges, Revenue Bonds, Taxable Build America Bonds, Series 2010B(a)(i)	A+	7.21%	07/01/2040	07/01/20 @ 100	8,413,950
						10,732,601

	Washington - 9.7%
5,000,000	Anacortes, Washington, Utility System Improvement Revenue Bonds, Build America Bonds, Series 2010B(a)(i)	AA-	6.48%	12/01/2030	12/01/20 @ 100	5,580,450
2,000,000	Auburn, Washington, Utility System Revenue Bonds, Taxable Build America Bonds, Series 2010B(a)(i)	AA	6.40%	12/01/2030	12/01/20 @ 100	2,273,980
5,000,000	Central Washington University, System Revenue Bonds, 2010, Taxable Build America Bonds, Series B(a)	A1	6.50%	05/01/2030	N/A	5,570,300
5,800,000	Public Hospital District No. 1, King County, Washington, Valley Medical Center, Hospital Facilities Revenue Bonds, Series 2010B (a)(i)	BBB+	8.00%	06/15/2040	06/15/20 @ 100	6,493,332
5,000,000	Washington State Convention Center Public Facilities District, Lodging Tax Bonds, Taxable Build America Bonds, Series 2010B(a)	A+	6.79%	07/01/2040	N/A	6,083,000
3,325,000	Washington State University, Housing and Dining System Revenue Bonds, Taxable Build America Bonds, Series 2010B(a) (i)	A+	7.10%	04/01/2032	N/A	4,099,758
6,675,000	Washington State University, Housing and Dining System Revenue Bonds, Taxable Build America Bonds, Series 2010B(a) (i)	A+	7.40%	04/01/2041	N/A	8,477,851
						38,578,671

	West Virginia - 3.5%
10,000,000	State of West Virginia, Higher Education Policy Commission, Revenue Bonds, Federally Taxable Build America Bonds 2010, Series B(a)	A+	7.65%	04/01/2040	N/A	13,677,800

	Total Municipal Bonds - 108.3%
	(Cost $367,906,853)					429,679,317

	Corporate Bonds - 9.8%
	Advertising - 0.0%***
150,000	inVentiv Health, Inc.(b)	CCC+	10.00%	08/15/2018	08/15/14 @ 105	136,500

	Airlines - 1.1%
152,333	Atlas Air 1999-1 Pass-Through Trust, Series 1991-1, Class A-1	NR	7.20%	07/02/2020	N/A	152,333
2,291,098	Atlas Air 2000-1 Class A Pass Through Trust, Series 2000-1, Class A	NR	8.71%	07/02/2021	N/A	2,291,098
91,467	Atlas Air 99-1 Class A-2 Pass Through Trust, Series 991A, Class A-2	NR	6.88%	04/02/2014	N/A	91,467
2,000,000	Delta Air Lines 2011-1 Class B Pass-Through Trust, Series 2011-1, Class B(b)	BB	7.13%	10/15/2014	N/A	1,979,420
160,000	Global Aviation Holdings, Inc.(c)	D	14.00%	08/15/2013	08/15/12 @ 111	44,800
						4,559,118

	Building Materials - 0.5%
2,000,000	Cemex SAB de CV (Mexico)(b) (i)	B-	9.00%	01/11/2018	01/11/15 @ 105	1,850,000

	Commercial Services - 0.8%
2,200,000	DynCorp International, Inc. (i)	B-	10.38%	07/01/2017	07/01/14 @ 105	1,947,000
1,140,000	NCO Group, Inc. (i)	CCC-	11.88%	11/15/2014	11/15/12 @ 100	1,134,300
						3,081,300

	Computers - 0.5%
548,000	Compucom Systems, Inc.(b) (i)	B	12.50%	10/01/2015	10/01/12 @ 103	567,180
1,260,000	iGate Corp. (i)	B+	9.00%	05/01/2016	05/01/14 @ 105	1,370,250
150,000	Stream Global Services, Inc.	B+	11.25%	10/01/2014	10/01/12 @ 106	154,688
						2,092,118

	Distribution & Wholesale - 0.1%
550,000	Baker & Taylor, Inc.(b)	CCC+	11.50%	07/01/2013	07/01/12 @ 100	308,000
275,000	INTCOMEX, Inc.	B-	13.25%	12/15/2014	12/15/12 @ 107	261,250
						569,250

	Diversified Financial Services - 0.1%
100,000	LCP Dakota Fund, Series AI	NR	10.75%	01/16/2014	N/A	99,987
500,000	McGuire Air Force Base/Fort Dix Privatized Military Housing Project(b)	AA-	5.61%	09/15/2051	N/A	463,610
						563,597

	Engineering & Construction - 0.7%
2,222,005	Alion Science and Technology Corp.(i) (j)	B-	12.00%	11/01/2014	04/01/13 @ 105	2,055,355
1,000,000	Alion Science and Technology Corp.	CCC-	10.25%	02/01/2015	02/01/13 @ 100	540,000
						2,595,355

	Entertainment - 1.2%
1,600,000	Diamond Resorts Corp.	B-	12.00%	08/15/2018	08/15/14 @ 106	1,688,000
1,810,000	Lions Gate Entertainment, Inc.(b) (i)	B	10.25%	11/01/2016	11/01/13 @ 105	1,941,225
1,000,000	WMG Acquisition Corp.(b) (i)	B-	11.50%	10/01/2018	10/01/14 @ 109	1,062,500
						4,691,725

	Food - 0.5%
2,009,000	Bumble Bee Acquisition Corp.(b) (i)	B	9.00%	12/15/2017	12/15/14 @ 105	2,109,450

	Health Care Services - 0.4%
750,000	Apria Healthcare Group, Inc.	BB+	11.25%	11/01/2014	11/01/12 @ 103	791,250
325,000	OnCure Holdings, Inc.	B	11.75%	05/15/2017	05/15/14 @ 106	253,500
423,503	Symbion, Inc.(d)	CCC+	11.00%	08/23/2015	08/23/12 @ 103	400,210
						1,444,960

	Internet - 1.1%
4,250,000	GXS Worldwide, Inc. (i)	B	9.75%	06/15/2015	06/15/12 @ 105	4,239,375

	Lodging - 0.0%***
100,000	Caesars Operating Escrow, LLC / Caesars Escrow Corp.(b)	B	8.50%	02/15/2020	02/15/16 @ 104	102,000

	Machinery-Diversified - 0.1%
250,000	Tempel Steel Co.(b)	B	12.00%	08/15/2016	02/15/14 @ 109	246,875

	Mining - 0.1%
400,000	Midwest Vanadium Pty Ltd. (Australia)(b)	CCC+	11.50%	02/15/2018	02/15/15 @ 106	274,000

	Packaging & Containers - 0.6%
1,950,000	Pregis Corp. (i)	CCC	12.38%	10/15/2013	10/15/11 @ 100	1,896,375
300,000	Pretium Packaging, LLC / Pretium Finance, Inc.	B	11.50%	04/01/2016	04/01/14 @ 106	312,000
						2,208,375

	Real Estate Investment Trusts - 0.2%
750,000	Wells Operating Partnership II, LP	BBB-	5.88%	04/01/2018	N/A	765,285

	Retail - 0.6%
244,000	CKE Restaurants, Inc.	B-	11.38%	07/15/2018	07/15/14 @ 106	278,160
1,150,000	Liz Claiborne, Inc.(b) (i)	B	10.50%	04/15/2019	04/15/14 @ 105	1,267,875
850,000	Logan's Roadhouse, Inc.	B-	10.75%	10/15/2017	10/15/13 @ 108	811,750
						2,357,785

	Software - 0.1%
400,000	Lawson Software, Inc.(b)	B-	11.50%	07/15/2018	07/15/15 @ 106	418,000

	Textiles - 0.0%***
150,000	Empire Today, LLC / Empire Today Finance Corp.(b)	B-	11.38%	02/01/2017	02/01/14 @ 106	144,750

	Transportation - 0.6%
54,911	Atlas Air, Inc.(b)	NR	8.71%	07/02/2021	N/A	54,911
200,000	CEVA Group PLC (United Kingdom)(b)	B+	8.38%	12/01/2017	12/01/13 @ 106	199,500
1,450,000	Marquette Transportation Company/Marquette Transportation Finance Corp. (i)	B-	10.88%	01/15/2017	01/15/13 @ 108	1,515,250
600,000	United Maritime Group, LLC/United Maritime Group Finance Corp. (i)	B	11.75%	06/15/2015	12/15/12 @ 106	612,750
						2,382,411

	Trucking & Leasing - 0.5%
1,808,000	AWAS Aviation Capital Ltd. (Ireland)(b) (i)	BBB-	7.00%	10/15/2016	10/18/13 @ 104	1,889,360

	Total Corporate Bonds - 9.8%
	(Cost $39,059,015)					38,721,589

	Asset Backed Securities - 6.0%
	Automobile - 0.0%***
65,689	Bush Truck Leasing, LLC, Series 2011-AA, Class C(b)	NR	5.00%	09/25/2018	N/A	65,526

	Collateralized Debt Obligation - 2.3%
305,999	Commodore CDO I Ltd., Series 2005-3A, Class A1A (Cayman Islands)(b) (e) (i)	CCC-	0.78%	03/06/2040	N/A	97,920
221,211	Diversified Asset Securitization Holdings II LP, Series 1X, Class A1L (Cayman Islands)(e)	A	0.96%	09/15/2035	N/A	197,156
106,455	G-Star Ltd., Series 2003-A, Class A1 (Cayman Islands)(b) (e) (i)	A+	1.04%	03/13/2038	N/A	99,700
472,391	Independence I CDO Ltd., Series 1A, Class A (Cayman Islands)(b) (e) (i)	BB+	0.74%	12/30/2030	N/A	423,905
8,560,312	Putnam Structured Product, Series 2003-1A, Class A1LB (Cayman Islands)(b) (e)	B	0.69%	10/15/2038	N/A	7,170,803
727,766	Putnam Structured Product CDO, Series 2002-1A, Class A2 (Cayman Islands)(b) (e)	B+	0.92%	01/10/2038	N/A	586,237
75,453	Saturn Ventures Ltd., Series 2003-1A, Class A1 (Cayman Islands)(b) (e)	AA	1.04%	11/03/2038	N/A	69,118
500,000	TIAA Real Estate Ltd., Series 2002-1A, Class III(b) (f)	BBB+	7.60%	05/22/2037	N/A	469,500
						9,114,339

	Collateralized Loan Obligation - 2.3%
500,000	Alm Loan Funding, Series 2010-3A, Class C(b) (e) (i)	BBB	4.49%	11/20/2020	N/A	449,090
1,000,000	CapitalSource Commercial Loan Trust, Series 2006-2A, Class D(b) (e)	B+	1.76%	09/20/2022	N/A	939,385
2,000,000	Churchill Financial Cayman Ltd., Series 2007-1A, Class C (Cayman Islands)(b) (e) (i)	A+	1.83%	07/10/2019	N/A	1,566,480
1,000,000	Churchill Financial Cayman Ltd., Series 2007-1A, Class D1 (Cayman Islands)(b) (e) (i)	BBB+	3.18%	07/10/2019	N/A	723,750
1,000,000	Churchill Financial Cayman Ltd., Series 2007-1A, Class D2 (Cayman Islands)(b) (i)	BBB+	8.37%	07/10/2019	N/A	951,950
250,000	Colts Trust, Series 2005-2A, Class C (Cayman Islands)(b) (e)	BB+	1.32%	12/20/2018	N/A	239,093
250,000	Colts Trust, Series 2007-1A, Class C (Cayman Islands)(b) (e)	AA-	1.27%	03/20/2021	N/A	184,138
300,000	Cratos CLO Ltd., Series 2007-1A, Class C (Cayman Islands)(b) (e) (i)	AA-	1.59%	05/19/2021	N/A	224,532
500,000	DFR Middle Market CLO Ltd., Series 2007-1A, Class C(b) (e) (i)	A	2.86%	07/20/2019	N/A	457,720
550,000	Eastland CLO Ltd., Series 2007-1A, Class A2B(b) (e) (i)	A+	0.88%	05/01/2022	N/A	407,517
250,000	Emporia Preferred Funding (Cayman Islands)(b) (e) (i)	A-	1.53%	10/12/2018	N/A	192,608
250,000	Genesis CLO Ltd., Series 2007-2A, Class D (Cayman Islands)(b) (e) (i)	BBB	4.58%	01/10/2016	N/A	226,630
200,000	Katonah Ltd., Series 2006-9A, Class A3L (Cayman Islands)(b) (e)	BBB+	1.28%	01/25/2019	N/A	152,962
1,992,806	Newstar Trust, Series 2005-1A, Class C(b) (e)	B+	1.41%	07/25/2018	N/A	1,762,637
514,262	Sargas CLO II Ltd., Series 2006-1A, Class E (Cayman Islands)(b) (e)	B+	4.56%	10/20/2018	N/A	456,294
						8,934,786

	Commercial Receivables - 0.1%
400,000	Leaf II Receivables Funding, LLC, Series 2010-4, Class D(b)	NR	5.00%	01/20/2019	02/20/13 @ 100	364,360

	Insurance - 0.0%***
100,000	Insurance Note Capital Term, Series 1005-1R1A(b) (e)	A	0.56%	06/09/2033	N/A	85,448

	Other ABS - 0.0%***
32,614	Aircraft Certificate Owner Trust(b)	BB	6.46%	09/20/2022	N/A	32,124

	Timeshare - 0.1%
513,505	Silverleaf Finance LLC, Series 2011-A, Class A(b)	NR	9.00%	06/15/2023	N/A	501,756

	Transportation - 0.4%
1,805,337	Vega Containervessel PLC, Series 2006-1A, Class A(b)	Ba3	5.56%	02/10/2021	N/A	1,615,777

	Whole Business - 0.8%
1,300,000	Adams Outdoor Advertising, LP, Series 2010-1, Class B(b)	Ba2	8.84%	12/20/2040	N/A	1,368,942
1,825,000	Adams Outdoor Advertising, LP, Series 2010-1, Class C(b)	B3	10.76%	12/20/2040	N/A	1,936,414
						3,305,356

	Total Asset Backed Securities - 6.0%
	(Cost $24,201,267)					24,019,472

	Collateralized Mortgage Obligations - 0.5%
	Commercial Mortgage Backed Security - Traditional - 0.5%
2,000,000	GS Mortgage Securities Corp. II, Series 2007-EOP, Class H(b) (e) (i)	BBB-	3.30%	03/06/2020	N/A	1,912,400
	(Cost $1,802,903)

	Term Loans - 3.1%(g)
	Consumer Products - 0.1%
348,250	Targus Group International, Inc.	B	11.00%	5/25/2016	N/A	339,544

	Consumer Services - 0.2%
929,202	NCO Group, Inc.	CCC+	8.00%	11/12/2013	N/A	926,010

	Entertainment - 0.0%***
175,000	CKX Entertainment	B+	9.00%	06/21/2017	N/A	148,750

	Gaming - 0.8%
3,001,245	MGM Mirage, Inc	Ba3	7.17%	02/23/2015	N/A	2,991,881
300,000	Rock Ohio Caesar LLC	BB-	8.50%	08/11/2017	N/A	303,375
						3,295,256

	Oil Field Services - 0.8%
2,970,000	Southern Pacific Resources 2nd Lien (Canada)	CCC	10.75%	12/22/2016	N/A	2,994,502

	Other Industrials - 0.1%
500,000	Sirva Worldwide, Inc.	B	10.75%	03/31/2016	N/A	502,500

	Retail - 0.4%
250,000	Eastman Kodak Co.	B-	8.50%	07/26/2013	N/A	254,062
1,481,250	Garden Ridge	B+	8.75%	10/04/2017	N/A	1,355,344
						1,609,406

	Technology - 0.7%
99,206	API Technologies Corp.	BB-	7.75%	06/27/2016	N/A	93,750
60,000	Infor Enterprise Solutions Holdings, Inc.	Caa2	6.52%	03/02/2014	N/A	54,733
940,000	Infor Global Solutions 2nd Lien	Caa2	6.52%	03/02/2014	N/A	857,492
1,701,450	Lawson Software	B+	6.75%	07/05/2017	N/A	1,716,159
						2,722,134

	Total Term Loans - 3.1%
	(Cost $12,213,146)					12,538,102

Number
of Shares	Description					Value
	Preferred Stocks - 1.9%
	Diversified Financial Services - 0.5%
1,900	Falcons Funding Trust I(b) (e)	NR	8.88%	-		1,979,681

	Transportation - 1.4%
200,000	Seaspan Corp., Series C (Marshall Islands)	NR	9.50%	-		5,450,000

	Total Preferred Stocks - 1.9%
	(Cost $6,928,500)					7,429,681

	Warrants - 0.0%***
1,550	Alion Science and Technology Corp.(h) (k)			03/15/2017		-
	(Cost $16)

	Total Long-Term Investments - 129.6%
	(Cost $452,111,700)					514,300,561

	Short-Term Investments - 0.7%
Principal
Amount	Description	Rating*	Coupon	Maturity		Value
	Municipal Bond - 0.6%
	Michigan - 0.6%
$2,400,000	Michigan Finance Authority, State Aid Revenue Notes, School District of the City of Detroit, Series 2011A-2 (i)	SP-1	6.65%	03/20/2012		2,405,592
	(Cost $2,400,000)

Number
of Shares	Description					Value
	Money Market - 0.1%
506,867	Dreyfus Treasury Prime Cash Management Institutional Shares					506,867
	(Cost $506,867)

	Total Short-Term Investments - 0.7%
	(Cost $2,906,867)					2,912,459

	Total Investments - 130.3%
	(Cost $455,018,567)					517,213,020
	Other Assets in excess of Liabilities - 1.7%					6,658,131
	Borrowings - (32.0% of Net Assets or 24.6% of Total Investments)					(127,077,532)
	Net Assets - 100.0%					$ 396,793,619

AGM – Insured by Assured Guaranty Municipal Corporation
Assured GTY - Insured by Assured Guaranty Corporation
CDO - Collateralized Debt Obligation
CLO - Collateralized Loan Obligation
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
Pty - Propriety
SAB de CV - Publicly Traded Company

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Trust or its shares.

** Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
*** Less than 0.1%
(a) Taxable municipal bond issued as part of the Build America Bond program.
(b)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 29, 2012 these securities amounted to $42,729,553, which represents 10.8% of net assets applicable to common shares.

(c) Non-income producing as security is in default.
(d)
The issuer of this security may elect to pay interest entirely in cash, entirely by issuing payment-in-kind shares, or pay 50% of the interest in cash and 50% of the interest by issuing payment-in-kind shares.

(e) Floating or variable rate coupon. The rate shown is as of February 29, 2012.
(f) Security is a "Step-up" bond where the coupon increases or steps up at a predetermined date. The rate shown reflects the rate in effect at he end of the reporting period.
(g)
Term loans held by the Trust have a variable interest rate feature which is periodically adjusted based on an underlying interest rate benchmark.  In addition, term loans may include mandatory and/or optional prepayment terms.  As a result, the actual maturity dates of the loan may be different than the amounts disclosed in the portfolios of investments.  Term loans may be considered restricted in that the Trust may be contractually obligated to secure approval from the Agent Bank and/or Borrower prior to the sale or disposition of loan.

(h) Non-income producing security.
(i)
All or a portion of these securities have been physically segregated in connection with borrowings, reverse repurchase agreements, and unfunded loan commitments. As of February 29, 2012, the total amount segregated was $162,928,562.

(j)
The issuer of this security will accrue interest on the secured note at a rate of 12% per annum and will make interest payments as follows: (1) 10% in cash and (2) 2% payment-in-kind shares of the secured note.

(k)
Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees and is based, in part on significant unobservable inputs. The total market value of such securities is $0 which represents 0.0% of net assets.

See previously submitted notes to financial statements for the period ended November 30, 2011.

At February 29, 2012, the Trust had the following unfunded loan commitment which could be extended at the option of the borrower:

Borrower	Expiration Date	Principal Amount	Unrealized Appreciation
United Rentals	09/15/2012	$ 750,000	$ -

At February 29, 2012 (unaudited), the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$455,018,567	$64,162,262	$(1,967,809)	$62,194,453

Fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Trust values Level 1 securities using readily available market quotations in active markets.
The Trust values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Trust values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. There were no transfers between Level 1 and Level 2 during the period ended February 29, 2012.

The following table represents the Trust's investments
by caption and by level within the fair value hierarchy as of February 29, 2012:

Description	Level 1	Level 2	Level 3		Total
(value in $000s)
Assets:
Municipal Bonds	$-	$432,085	$-		$432,085
Corporate Bonds	-	38,722	-		38,722
Asset Backed Securities	-	24,019	-		24,019
Collateralized Mortgage Obligations	-	1,912	-		1,912
Preferred Stock	7,430	-	-		7,430
Term Loans	-	12,538	-		12,538
Warrants	-	-	-	*	-
Money Market Fund	507	-	-		507
Total	$7,937	$509,276	$-		$517,213

There were no transfers between levels.

The Trust values the warrants for Alion Science and Technology Corp. at $0 due to the security being an unlisted security.

The following table presents the activity for the Fund's investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the period ended February 29, 2012.

Level 3 holdings
(value in $000s)
Beginning Balance at May 31, 2011	$-
Total Realized Gain/Loss	-
Total Realized Gain/Loss	-
Change in Unrealized Gain/Loss	-
Return of Capital	-
Net Purchases:	-
Warrants	-	*
Transfers In	-
Transfers Out	-
Ending Balance at February 29, 2012	$-	*

* Market value is less than minimum amount disclosed.

Item 2.                      Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act, as amended (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Build America Bonds Managed Duration Trust

By:          /s/ Kevin M. Robinson
Kevin M. Robinson
Chief Executive Officer and Chief Legal Officer

Date:       April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Kevin M. Robinson
Kevin M. Robinson
Chief Executive Officer and Chief Legal Officer

Date:      April 27, 2012

By:        /s/ John Sullivan
John Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:    April 27, 2012